Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Document Type	40-F/A
Amendment Flag	true
Amendment Description	Great Panther Mining Limited is filing this Amendment No. 1 to its Annual Report on Form 40-F for the year ended December 31, 2019 in order to (i) include certain non-material XBRL updates, (ii) include certain updated expert consents that have been amended to refer to the correct SEC filing number of the Company's current registration statement on Form F-10 (333-231830), (iii) include updated reports of Independent Registered Public Accounting Firm relating to the Opinion on the Consolidated Financial Statements and to the Opinion on Internal Control over Financial Reporting in order to correct cross-reference dates within the reports, and (iv) correct a typographical error in note 17 to the annual audited consolidated financial statements which did not impact amounts reported on the consolidated statements of financial position or the consolidated statements of income (loss), comprehensive income (loss), changes in shareholders' equity and cash flows.
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	GREAT PANTHER MINING Ltd
Entity Central Index Key	0001300050
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	311,940,950
Entity Emerging Growth Company	true
Entity Ex Transition Period	false